Label	Element	Value
Emerging Markets Sustainability Core 1 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Sustainability Core 1 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Emerging Markets Sustainability Core 1 Portfolio (the “Emerging Markets Sustainability Core Portfolio” or the “Portfolio”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Sustainability Core Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Emerging Markets Sustainability Core Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Management Fee” and “Total Annual Operating Expenses” have been adjusted to reflect the decrease in management fee payable by the Emerging Markets Sustainability Core Portfolio from 0.45% to 0.37% effective as of February 28, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Emerging Markets Sustainability Core Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Emerging Markets Sustainability Core Portfolio purchases a broad and diverse group of securities associated with emerging markets. The Portfolio invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Emerging Markets Universe, while adjusting the composition of the Portfolio based on sustainability impact considerations. For purposes of this Portfolio, the Advisor defines the Emerging Markets Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the Emerging Markets Universe it represents) of companies in emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Portfolio’s increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Emerging Markets Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor considers different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time.
As a
non-fundamental
policy, under normal circumstances, the Emerging Markets Sustainability Core Portfolio will invest at least 80% of its net assets in emerging markets equity investments that are defined in the Prospectus as Approved Markets securities. The Portfolio may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country.
The Emerging Markets Sustainability Core Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Markets or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability impact considerations.
The Emerging Markets Sustainability Core Portfolio may lend its portfolio securities to generate additional income.
The Advisor intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the Emerging Markets Sustainability Core Portfolio. Relative to a portfolio without these considerations, the Portfolio will exclude or underweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the Portfolio will overweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. In considering sustainability impact and other factors that the Advisor believes may be important to investors, the Advisor may consider carbon and other greenhouse emissions, or potential emissions, land use, cluster munitions manufacturing, landmine manufacturing, civilian firearms manufacturing, biodiversity, involvement in toxic spills or releases, operational waste, water use, tobacco, palm oil, coal, child labor, and factory farming activities, among other factors. In particular, the Portfolio may exclude companies the Advisor considers to have high carbon or greenhouse gas emissions or reserves that may produce those emissions. The Advisor may engage third party service providers to provide research and/or ratings information relating to the Portfolio’s sustainability impact considerations with respect to securities in the portfolio, where information is available from such providers.
The Portfolio may periodically modify, add, or remove certain sustainability impact considerations. (See
“Additional Information on Investment Objectives and Policies—Applying the Sustainability Portfolios’ Sustainability Impact Considerations”
in this Prospectus.)

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the value of your investment in the Emerging Markets Sustainability Core Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Equity Market Risk:
Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Sustainability Impact Consideration Investment Risk:
The Portfolio’s sustainability impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may underperform funds that are not subject to such sustainability impact considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. The Portfolio may also overweight its investment in certain securities due to sustainability impact considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, the Portfolio may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may also cause the Portfolio’s industry allocations to deviate from that of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability impact of each company eligible for purchase by the Portfolio. For example, the Advisor may not be able to determine an overall sustainability impact score for each company based on the sustainability considerations because the third party service providers may not have data on the entire universe of companies considered by the Advisor for the Portfolio, or may not have information with respect to each factor considered as a sustainability impact consideration.
Foreign Securities and Currencies Risk:
Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.
Small and Mid-Cap Company Risk:
Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Emerging Markets Risk:
Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
China Investments Risk:
There are special risks associated with investments in China and Taiwan, which are considered emerging market countries by the Portfolio. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.
A reduction in spending on Chinese products and services or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to the Portfolio.
Profitability Investment Risk:
High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Value Investment Risk:
Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Derivatives Risk:
Derivatives are instruments, such as futures, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging
purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
Securities Lending Risk:
Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk:
Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk:
The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, among other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Emerging Markets Sustainability Core Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table immediately following illustrate the variability of the Emerging Markets Sustainability Core Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting
http://us.dimensional.com
.
The
after-tax
returns presented in the table for the Emerging Markets Sustainability Core Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax
returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged
arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Emerging Markets Sustainability Core Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Markets Sustainability Core Portfolio—Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

January 2019-December 2020
Highest Quarter	Lowest Quarter
20.30% (4/20–6/20)	-26.69% (1/20–3/20)

Performance Table Heading	rr_PerformanceTableHeading	Annualized Returns (%) Periods ending December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Emerging Markets Sustainability Core Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The implementation and management of the Advisor’s “Sustainability” portfolios, including, without limitation, the Emerging Markets Sustainability Core Portfolio, is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.
Emerging Markets Sustainability Core 1 Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Recovery of Previously Waived Fees	rr_Component3OtherExpensesOverAssets	0.03%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[1]
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	167
5 Years	rr_ExpenseExampleNoRedemptionYear05	291
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 653
2019	rr_AnnualReturn2019	16.69%
2020	rr_AnnualReturn2020	14.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.69%)
1 Year	rr_AverageAnnualReturnYear01	14.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2018
Emerging Markets Sustainability Core 1 Portfolio | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2018
Emerging Markets Sustainability Core 1 Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2018
Emerging Markets Sustainability Core 1 Portfolio | MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%

[1]	The “Management Fee” and “Total Annual Operating Expenses” have been adjusted to reflect the decrease in management fee payable by the Emerging Markets Sustainability Core Portfolio from 0.45% to 0.37% effective as of February 28, 2021.
[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Emerging Markets Sustainability Core Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.